Audit and Other Services - Additional Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	£ 13,300	£ 12,300	£ 10,400
Non-audit fees - Audit fees per US Securities and Exchange Commission guidance	1,200	1,200	1,600
Non-audit fees - Audit related fees per US Securities and Exchange Commission guidance	1,200	1,000	500
Non-audit fees - All other fees per US Securities and Exchange Commission guidance	0	0	200
Incremental work, audit of Banco Santander
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	1,400	1,500	1,500
Santander UK Group Holdings plc
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	500	500	500
Corporate and Other Borrowers
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	£ 27	£ 24	£ 0